Lease Commitment	9 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Note 4. Lease Commitment

The Company entered into a 63-month operating lease for its office space in the City of Industry on January 1, 2019. California. The payment obligations of the lease are guaranteed by Harbor Green Grains, LP, an entity controlled by one of the Company’s majority shareholders. Future minimum lease payment under the lease are as follows:

For the 12-month period ending	March 31
2020	$177,296
2021	182,615
2022	205,610
2023	211,778
2024	218,131
Total Future Minimum Lease Payment	$995,430

Rent expense for the three and nine months ended March 31, 2019 was $32,061 and $32,061, respectively. No rent expense was incurred in the comparable periods in 2018.